Acquisitions (Details Narrative)					9 Months Ended		12 Months Ended
	Aug. 31, 2018 shares	Jun. 22, 2018 USD ($) shares	May 09, 2018 USD ($) shares	May 09, 2018 GBP (£) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Stock issued during period, acquisition, value								$ 8,243,297
Cash					$ 1,310,334			$ 357,573
Cohuborate, Ltd [Member]
Ownership percentage			100.00%	100.00%
Number of shares acquire during period | shares			257,200	257,200
Stock issued during period, acquisition, value			$ 138
Cohuborate, Ltd [Member] | British Pound [Member]
Stock issued during period, acquisition, value | £				£ 100
Qwizdom, Inc [Member]
Ownership percentage		100.00%
Number of shares acquire during period | shares		142,857
Cash		$ 410,000
Earn out payable		$ 410,000
Consolidated revenue percentage, base for earn out		16.40%
Qwizdom, Inc [Member] | 8% Promissory Note [Member]
Promissory note		$ 656,000
EOSEDU, LLC [Member]
Ownership percentage	100.00%
Number of shares acquire during period | shares	100,000
EOSEDU, LLC [Member] | Class A Common Stock [Member]
Number of shares acquire during period | shares	100,000